Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and supplies	$ 41,961	$ 26,590
Work in progress	29,450	13,730
Finished goods	2,121
Inventory reserves	(2,062)	(1,262)
Balance at 31 December	$ 71,470	$ 39,058